Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Customer	Dec. 31, 2021 USD ($) Customer
Financing Receivable, Impaired [Line Items]
Accounts receivable | $	$ 5,006	$ 13,291
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Financing Receivable, Impaired [Line Items]
Number of major customers	6	4
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Percentage of Revenue from Customer Six [Member]
Financing Receivable, Impaired [Line Items]
Concentration Risk, Percentage	88.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Percentage of Revenue from Customer Four [Member]
Financing Receivable, Impaired [Line Items]
Concentration Risk, Percentage		85.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Four Customer [Member]
Financing Receivable, Impaired [Line Items]
Number of customers	4	4
Concentration Risk, Percentage	92.00%	92.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Financing Receivable, Impaired [Line Items]
Number of customers	2	2
Concentration Risk, Percentage	100.00%	100.00%